Concentrations	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentrations

20. CONCENTRATIONS

For the year ended December 31, 2019 and 2018, no customer accounted for greater than 10% of revenue. For the year ended December 31, 2017, one customer accounted for greater than 10% of revenue. For the year ended December 31, 2019, 2018, and 2017, the Company’s top five customers accounted for 24%, 23% and 47% of the Company’s revenues, respectively.

The Company’s top five accounts receivable accounted for 20% and 23% of accounts receivable as of December 31, 2019 and 2018, respectively. No customer each accounted for greater than 10% or more of accounts receivable as of December 31, 2019 and 2018.

For the year ended December 31, 2019, 2018 and 2017, approximately 97%, 89% and 98%, respectively, of total inventory purchases were from five unrelated suppliers. Two suppliers each accounted for greater than 10% of total inventory purchases in 2019 and 2018, five suppliers each accounted for greater than 10% of total inventory purchases in 2017.